Preferred Stock (Details Textual) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Class of Stock [Line Items]
Share Price		$ 2.00
Warrant Term		3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 9.38	$ 0.375
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8,000	200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Per Share	$ 0.25
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		50,000	50,000
Preferred Stock, Dividend Rate, Percentage		6.00%